File No.:
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 11TH day of MAY, 2000.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By:
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                              File No.:
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 11TH day of MAY, 2000.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                 By:
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                              File No.:
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 11th day of MAY, 2000.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                               By:
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                 Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                   Investment Discretion
                                                                   ------------------------------
                                                        Shares of  (a)Sole (b)Shares              Managers Voting Authority
                       Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer         Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
24/7 MEDIA             Com Stk  901314104       40,188     1,000     0       1,000        0          1,2       1,000       0     0
ABBOTT LABS            Com Stk  028241000      172,033     4,846     0       4,846        0          1,2       4,846       0     0
ABERCROMBIE & FITCH    Com Stk  028962076       57,750     4,000     0       4,000        0          1,2       4,000       0     0
ADAPTEC                Com Stk  00651F108      383,214     9,248     0       9,248        0          1,2       9,248       0     0
ADOBE SYSTEMS          Com Stk  00724F101       51,128       477     0         477        0          1,2         477       0     0
AES                    Com Stk  00130H105      955,500    12,000     0      12,000        0          1,2      12,000       0     0
ALCOA                  Com Stk  013817101    1,065,044    14,818     0      14,818        0          1,2      14,818       0     0
ALKERMES               Com Stk  01642T108      205,131     2,300     0       2,300        0          1,2       2,300       0     0
ALLAIRE                Com Stk  016714107   14,712,863   214,200     0     214,200        0          1,2     214,200       0     0
AMERADA HESS           Com Stk  023551104      371,428     5,753     0       5,753        0          1,2       5,753       0     0
AMERICA ONLINE         Com Stk  02364J104      872,763    13,453     0      13,453        0          1,2      13,453       0     0
AMERICAN BRANDS        Com Stk  349631101      632,272    25,611     0      25,611        0          1,2      25,611       0     0
AMERICAN EXPRESS       Com Stk  025816109    1,351,877     9,073     0       9,073        0          1,2       9,073       0     0
AMERICAN HOME PROD     Com Stk  026609107      549,259    10,550     0      10,550        0          1,2      10,550       0     0
AMERICAN INTL GRP      Com Stk  026874107    2,370,909    21,814     0      21,814        0          1,2      21,814       0     0
AMERICAN MANAGEMENT    Com Stk  027352103   22,580,250   586,500     0     586,500        0          1,2     586,500       0     0
AMERITRADE             Com Stk  03072H109      131,625     6,000     0       6,000        0          1,2       6,000       0     0
AMGEN                  Com Stk  031162100   14,248,703   236,493     0     236,493        0          1,2     236,493       0     0
AMPHENOL               Com Stk  032095101      481,875     5,000     0       5,000        0          1,2       5,000       0     0
ANALOG DEVICES         Com Stk  032654105   32,793,618   420,431     0     420,431        0          1,2     420,431       0     0
ANHEUSER BUSCH         Com Stk  03664P105      342,786     5,330     0       5,330        0          1,2       5,330       0     0
APPLE COMPUTER         Com Stk  037833100   25,130,760   199,847     0     199,847        0          1,2     199,847       0     0
APPLIED MATERIALS      Com Stk  038222105   25,869,996   278,172     0     278,172        0          1,2     278,172       0     0
ARIBA                  Com Stk  04033V104   20,306,000    92,300     0      92,300        0          1,2      92,300       0     0
AT & T                 Com Stk  001957109    4,066,069    70,332     0      70,332        0          1,2      70,332       0     0
ATLANTIC COAST AIRLINE Com Stk  048396105       70,031     2,700     0       2,700        0          1,2       2,700       0     0
ATLANTIC RICHFIELD     Com Stk  048825103      807,113     9,761     0       9,761        0          1,2       9,761       0     0
ATMEL                  Com Stk  049513104   26,178,672   545,389     0     545,389        0          1,2     545,389       0     0
AUTONOMY               Com Stk  005500798   18,238,080   108,560     0     108,560        0          1,2     108,560       0     0
BAKER HUGHES           Com Stk  057224107      928,063    31,000     0      31,000        0          1,2      31,000       0     0
BANK OF AMERICA        Com Stk  060505104      246,595     4,865     0       4,865        0          1,2       4,865       0     0
BANK OF NEW YORK       Com Stk  064057102      786,250    20,000     0      20,000        0          1,2      20,000       0     0
BAXTER INTL LABS       Com Stk  071813109    7,570,650   123,100     0     123,100        0          1,2     123,100       0     0
COLUMN TOTAL                               224,568,494

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                 Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                   Investment Discretion
                                                                   ------------------------------
                                                        Shares of  (a)Sole (b)Shares              Managers Voting Authority
                       Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer         Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
BELL ATLANTIC          Com Stk  077853109      257,434     4,203     0       4,203        0          1,2       4,203       0     0
BELLSOUTH              Com Stk  079860102    1,754,839    37,337     0      37,337        0          1,2      37,337       0     0
BESTFOODS              Com Stk  08658U101       54,755     1,165     0       1,165        0          1,2       1,165       0     0
BLACK BOX              Com Stk  091826107    1,474,000    22,000     0      22,000        0          1,2      22,000       0     0
BLUEGREEN              Com Stk  096231105       38,250    12,000     0      12,000        0          1,2      12,000       0     0
BRISTOL MYERS SQUIBB   Com Stk  110122108      655,455    11,449     0      11,449        0          1,2      11,449       0     0
BROADCOM COMMUNIC.     Com Stk  111320107   32,273,438   153,000     0     153,000        0          1,2     153,000       0     0
BROADVISION            Com Stk  111412102   18,431,400   361,400     0     361,400        0          1,2     361,400       0     0
BROCADE COMMUNICATIONS Com Stk  111621108   31,771,625   197,800     0     197,800        0          1,2     197,800       0     0
BROOKTROUT TECHNOLOGY  Com Stk  114580103    1,048,125    39,000     0      39,000        0          1,2      39,000       0     0
BURR BROWN CORP        Com Stk  122574106      169,500     3,000     0       3,000        0          1,2       3,000       0     0
C CUBE MICROSYSTEM     Com Stk  125015107      248,281     3,500     0       3,500        0          1,2       3,500       0     0
CAL DIVE               Com Stk  127914109       72,013     1,400     0       1,400        0          1,2       1,400       0     0
CALPINE                Com Stk  131347106    1,487,813    15,000     0      15,000        0          1,2      15,000       0     0
CAMPBELL SOUP          Com Stk  134429109       80,769     2,595     0       2,595        0          1,2       2,595       0     0
CATERPILLAR            Com Stk  149123101      246,000     6,000     0       6,000        0          1,2       6,000       0     0
CHAMPION INTERNATIONAL Com Stk  158525105      378,293     7,310     0       7,310        0          1,2       7,310       0     0
CHASE MANHATTAN        Com Stk  16161A108    1,827,000    21,000     0      21,000        0          1,2      21,000       0     0
CHURCH & DWIGHT        Com Stk  171340102       98,625     6,000     0       6,000        0          1,2       6,000       0     0
CIENA                  Com Stk  171779101   21,843,250   169,000     0     169,000        0          1,2     169,000       0     0
CIGNA                  Com Stk  125509109      408,081     5,236     0       5,236        0          1,2       5,236       0     0
CISCO SYSTEMS          Com Stk  17275R102  101,524,752 1,378,944     0   1,378,944        0          1,2   1,378,944       0     0
CITIGROUP              Com Stk  172967101    2,547,374    42,813     0      42,813        0          1,2      42,813       0     0
CITRIX SYSTEMS         Com Stk  177376100   27,407,500   380,000     0     380,000        0          1,2     380,000       0     0
CLAIRE STORES          Com Stk  179584107       78,500     4,000     0       4,000        0          1,2       4,000       0     0
CMGI INC               Com Stk  125750109      263,100     2,400     0       2,400        0          1,2       2,400       0     0
CNET                   Com Stk  125945105      150,188     3,000     0       3,000        0          1,2       3,000       0     0
COASTAL                Com Stk  190441105      908,468    18,804     0      18,804        0          1,2      18,804       0     0
COLUMBIA ENERGY        Com Stk  197648108      175,531     2,947     0       2,947        0          1,2       2,947       0     0
COLUMBIA HEALTHCARE    Com Stk  197677107      663,240    27,071     0      27,071        0          1,2      27,071       0     0
COMPUTER ASSOCIATES    Com Stk  204912109      586,388    10,265     0      10,265        0          1,2      10,265       0     0
COMPUTER SCIENCES      Com Stk  205363104   13,995,644   183,700     0     183,700        0          1,2     183,700       0     0
COMVERSE TECHNOLOGY    Com Stk  205862402   32,863,198   192,200     0     192,200        0          1,2     192,200       0     0
CONOCO INC CLASS 'A'   Com Stk  208251306   22,563,558   851,455     0     851,455        0          1,2     851,455       0     0
COLUMN TOTAL                               318,346,383

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                  Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                    Investment Discretion
                                                                    ------------------------------
                                                         Shares of  (a)Sole (b)Shares              Managers Voting Authority
                        Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer          Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
CORNING                 Com Stk  219350105   25,304,800   134,600     0     134,600        0          1,2     134,600       0     0
CROWN CASTLE INTERNAT   Com Stk  228227104    1,260,000    35,000     0      35,000        0          1,2      35,000       0     0
CURAGEN                 Com Stk  23126R101   12,941,950   143,600     0     143,600        0          1,2     143,600       0     0
CVS                     Com Stk  126650100   17,010,675   458,200     0     458,200        0          1,2     458,200       0     0
CYPRESS SEMICONDUCTOR   Com Stk  232806109   31,269,875   687,250     0     687,250        0          1,2     687,250       0     0
CYTYC CORP              Com Stk  232946103      149,750     4,000     0       4,000        0          1,2       4,000       0     0
DALLAS SEMICONDUCTOR    Com Stk  235204104      845,250    23,000     0      23,000        0          1,2      23,000       0     0
DELIAS                  Com Stk  246885107       23,000     4,000     0       4,000        0          1,2       4,000       0     0
DELL COMPUTERS          Com Stk  247025109   33,010,316   632,533     0     632,533        0          1,2     632,533       0     0
DELPHI AUTOMOTIVE       Com Stk  247126105      806,250    50,000     0      50,000        0          1,2      50,000       0     0
DIAMOND TECHNOLOGY      Com Stk  252762109   11,440,475   177,200     0     177,200        0          1,2     177,200       0     0
DIGITAS                 Com Stk  25388K104      442,750    18,400     0      18,400        0          1,2      18,400       0     0
DISNEY(WALT)CO          Com Stk  254687106      684,250    17,000     0      17,000        0          1,2      17,000       0     0
DOUBLECLICK             Com Stk  258609304      262,310     2,720     0       2,720        0          1,2       2,720       0     0
DOVER                   Com Stk  260003108      106,613     2,224     0       2,224        0          1,2       2,224       0     0
DOW CHEMICAL            Com Stk  260543103    6,787,873    58,265     0      58,265        0          1,2      58,265       0     0
DOW JONES               Com Stk  260561105      104,904     1,457     0       1,457        0          1,2       1,457       0     0
DRIL-QUIP               Com Stk  262037104      191,000     4,000     0       4,000        0          1,2       4,000       0     0
DSL.NET                 Com Stk  262506108      366,250    20,000     0      20,000        0          1,2      20,000       0     0
DU PONT (EI) DE NUMOURS Com Stk  263534109      171,624     3,193     0       3,193        0          1,2       3,193       0     0
DUKE ENERGY             Com Stk  264399106   20,135,925   389,100     0     389,100        0          1,2     389,100       0     0
DUN & BRADSTREET        Com Stk  26483B106      144,235     5,072     0       5,072        0          1,2       5,072       0     0
DYCOM INDUSTRIES        Com Stk  267475101    1,346,250    30,000     0      30,000        0          1,2      30,000       0     0
EAGLETECH               Com Stk  270040207       87,500     8,000     0       8,000        0          1,2       8,000       0     0
EGL                     Com Stk  270018104       45,338     1,950     0       1,950        0          1,2       1,950       0     0
ELECTRONIC ARTS         Com Stk  285512109   19,044,525   281,100     0     281,100        0          1,2     281,100       0     0
EMC CORP                Com Stk  268648102   45,581,951   358,913     0     358,913        0          1,2     358,913       0     0
EMULEX                  Com Stk  292475209      314,700     2,400     0       2,400        0          1,2       2,400       0     0
ESTEE LAUDER            Com Stk  518439104    9,125,350   180,700     0     180,700        0          1,2     180,700       0     0
E TRADE                 Com Stk  269246104      129,656     4,500     0       4,500        0          1,2       4,500       0     0
EXODUS COMMUNICATIONS   Com Stk  302088109   24,249,600   168,400     0     168,400        0          1,2     168,400       0     0
EXXON                   Com Stk  302290101   20,288,710   258,044     0     258,044        0          1,2     258,044       0     0
FEDERATED DEPT STORES   Com Stk  31410H101   14,208,057   326,622     0     326,622        0          1,2     326,622       0     0
FIRST DATA CORP         Com Stk  319963104   11,635,125   262,200     0     262,200        0          1,2     262,200       0     0
COLUMN TOTAL                                309,516,835

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                  Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                    Investment Discretion
                                                                    ------------------------------
                                                         Shares of  (a)Sole (b)Shares              Managers Voting Authority
                        Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer          Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR                 Com Stk  33763V109   13,395,356   593,700     0     593,700        0          1,2     593,700       0     0
FNMA                    Com Stk  313586109   20,962,294   372,663     0     372,663        0          1,2     372,663       0     0
FORD MOTOR              Com Stk  345370100    9,198,460   197,286     0     197,286        0          1,2     197,286       0     0
FPL GROUP               Com Stk  302571104    6,467,600   140,600     0     140,600        0          1,2     140,600       0     0
FULLER (HB)             Com Stk  359694106      553,125    15,000     0      15,000        0          1,2      15,000       0     0
FYI                     Com Stk  302712104       33,719     1,300     0       1,300        0          1,2       1,300       0     0
GADZOOKS                Com Stk  362553109      111,250     5,000     0       5,000        0          1,2       5,000       0     0
GADZOOX NETWORKS        Com Stk  362555104    1,140,625    25,000     0      25,000        0          1,2      25,000       0     0
GANNETT                 Com Stk  264730101      175,163     2,489     0       2,489        0          1,2       2,489       0     0
GAP                     Com Stk  364760108    1,371,800    27,436     0      27,436        0          1,2      27,436       0     0
GATEWAY 2000            Com Stk  367626108       76,237     1,430     0       1,430        0          1,2       1,430       0     0
GENENTECH               Com Stk  368710406   25,011,350   167,300     0     167,300        0          1,2     167,300       0     0
GENERAL DYNAMICS        Com Stk  369550108      628,063    13,000     0      13,000        0          1,2      13,000       0     0
GENERAL ELECTRIC        Com Stk  369604103   34,129,663   214,990     0     214,990        0          1,2     214,990       0     0
GENERAL MILLS           Com Stk  370334104      442,267    12,328     0      12,328        0          1,2      12,328       0     0
GENERAL MOTORS          Com Stk  370442105    1,600,984    19,554     0      19,554        0          1,2      19,554       0     0
GEORGIA PACIFIC         Com Stk  373298108   12,708,898   330,638     0     330,638        0          1,2     330,638       0     0
GLOBAL MARINE           Com Stk  379352404       39,971     1,615     0       1,615        0          1,2       1,615       0     0
GO.COM                  Com Stk  254687205      329,647    16,691     0      16,691        0          1,2      16,691       0     0
GOLDMAN SACHS           Com Stk  38141G104    3,296,559    30,845     0      30,845        0          1,2      30,845       0     0
GRAY COMMUNICATIONS     Com Stk  389190208       27,500     2,500     0       2,500        0          1,2       2,500       0     0
GTE CORP                Com Stk  362320103   15,115,157   213,265     0     213,265        0          1,2     213,265       0     0
GUIDANT CORP            Com Stk  401698105    5,324,888    95,300     0      95,300        0          1,2      95,300       0     0
GULF ISLAND FABRICATION Com Stk  402307102      853,025    59,600     0      59,600        0          1,2      59,600       0     0
HEALTH CARE REIT        Com Stk  42217K106      438,750    30,000     0      30,000        0          1,2      30,000       0     0
HEALTHEON               Com Stk  422209106      645,703    25,000     0      25,000        0          1,2      25,000       0     0
HEWLETT PACKARD         Com Stk  428236103      863,735     6,606     0       6,606        0          1,2       6,606       0     0
HOME DEPOT              Com Stk  437076102      817,400    12,200     0      12,200        0          1,2      12,200       0     0
HONEYWELL               Com Stk  438516107   19,302,200   374,800     0     374,800        0          1,2     374,800       0     0
HOT TOPIC               Com Stk  441339108      122,500     4,000     0       4,000        0          1,2       4,000       0     0
IBP                     Com Stk  449223106       70,313     5,000     0       5,000        0          1,2       5,000       0     0
ICOS CORP               Com Stk  449295104       90,000     2,500     0       2,500        0          1,2       2,500       0     0
ILLINOIS TOOL WORKS     Com Stk  452308109      929,000    16,000     0      16,000        0          1,2      16,000       0     0
IMPATH                  Com Stk  45255G101       72,500     2,000     0       2,000        0          1,2       2,000       0     0
COLUMN TOTAL                                176,345,700

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                 Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                   Investment Discretion
                                                                   ------------------------------
                                                        Shares of  (a)Sole (b)Shares              Managers Voting Authority
                       Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer         Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH             Com Stk  449934108      173,788    10,613     0      10,613        0          1,2      10,613       0     0
INFOSPACE.COM          Com Stk  45678T102   23,718,525   182,100     0     182,100        0          1,2     182,100       0     0
INGERSOLL RAND         Com Stk  456866102      318,063     7,000     0       7,000        0          1,2       7,000       0     0
INHALE THERAPEUTIC     Com Stk  457191104      149,100     2,100     0       2,100        0          1,2       2,100       0     0
INTEL CORP             Com Stk  458140100   60,561,474   476,862     0     476,862        0          1,2     476,862       0     0
IBM                    Com Stk  459200101   20,376,895   166,342     0     166,342        0          1,2     166,342       0     0
INTERPUBLIC GROUP      Com Stk  460690100      224,596     4,673     0       4,673        0          1,2       4,673       0     0
JDS UNIPHASE           Com Stk  46612J101   47,569,500   409,200     0     409,200        0          1,2     409,200       0     0
JOHNSON & JOHNSON      Com Stk  478160104      283,000     4,000     0       4,000        0          1,2       4,000       0     0
JOHNSON CONTROLS       Com Stk  478366107      137,866     2,559     0       2,559        0          1,2       2,559       0     0
KIMBERLY CLARK         Com Stk  494368103   14,575,275   257,400     0     257,400        0          1,2     257,400       0     0
KLA TENCOR             Com Stk  482480100   44,368,113   559,850     0     559,850        0          1,2     559,850       0     0
KNIGHT TRIMARK         Com Stk  499068104      637,000    13,000     0      13,000        0          1,2      13,000       0     0
LASALLE HOTEL PROPS    Com Stk  517942108      525,000    42,000     0      42,000        0          1,2      42,000       0     0
LEVEL 3 COMMUNICATIONS Com Stk  52729N100   18,729,725   183,400     0     183,400        0          1,2     183,400       0     0
LILLY (ELI)            Com Stk  532457108   15,185,374   249,965     0     249,965        0          1,2     249,965       0     0
LSI LOGIC              Com Stk  502161102   38,617,013   590,700     0     590,700        0          1,2     590,700       0     0
LUCENT TECHNOLOGIES    Com Stk  549463107   23,329,952   368,853     0     368,853        0          1,2     368,853       0     0
LYCOS                  Com Stk  550818108      161,094     2,500     0       2,500        0          1,2       2,500       0     0
MACROMEDIA             Com Stk  556100105   30,079,134   381,050     0     381,050        0          1,2     381,050       0     0
MARSH & MCLENNAN       Com Stk  571748102   18,434,888   177,900     0     177,900        0          1,2     177,900       0     0
MASTEC                 Com Stk  576323109    1,652,500    20,000     0      20,000        0          1,2      20,000       0     0
MCDONALD'S             Com Stk  580135101   18,037,425   479,400     0     479,400        0          1,2     479,400       0     0
MCI WORLDCOM           Com Stk  55268B106   17,320,001   406,931     0     406,931        0          1,2     406,931       0     0
MEDIA METRIX           Com Stk  58440X103      369,000     9,000     0       9,000        0          1,2       9,000       0     0
MEDICALOGIC            Com Stk  584642102      180,000    10,000     0      10,000        0          1,2      10,000       0     0
MEDTRONIC              Com Stk  585055106   14,417,700   282,700     0     282,700        0          1,2     282,700       0     0
MERCK                  Com Stk  589331107    1,142,619    17,836     0      17,836        0          1,2      17,836       0     0
MERCURY INTERACTIVE    Com Stk  589405109   14,206,669   181,700     0     181,700        0          1,2     181,700       0     0
MGIC INVESTMENTS       Com Stk  552848103   16,447,594   370,650     0     370,650        0          1,2     370,650       0     0
MICROMUSE              Com Stk  595094103   26,522,738   200,550     0     200,550        0          1,2     200,550       0     0
MICRON TECHNOLOGY      Com Stk  595112103   33,861,487   279,847     0     279,847        0          1,2     279,847       0     0
MICROSOFT              Com Stk  594918104   79,290,693   767,020     0     767,020        0          1,2     767,020       0     0
MILLENIUM PHARMACEUTIC Com Stk  599902103   11,014,313    91,500     0      91,500        0          1,2      91,500       0     0
COLUMN TOTAL                               592,618,110

                             FORM 13F                             (SEC USE ONLY)

                                                 Aberdeen Asset Management PLC
----------------------------------------------------------------------------------------------------------------------------------
Item 1                 Item 2   Item 3     Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                   Investment Discretion
                                                                   ------------------------------
                                                        Shares of  (a)Sole (b)Shares              Managers Voting Authority
                       Title of CUSIP      Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer         Class    Number     Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
----------------------------------------------------------------------------------------------------------------------------------
MORGAN J P             Com Stk  616880100      791,250     6,000     0       6,000        0          1,2       6,000       0     0
MOTOROLA               Com Stk  620076109   46,378,381   322,492     0     322,492        0          1,2     322,492       0     0
NATIONAL COMPUTER SYST Com Stk  635519101       55,981     1,300     0       1,300        0          1,2       1,300       0     0
NATIONAL SEMICONDUCTOR Com Stk  637640103   26,095,050   450,400     0     450,400        0          1,2     450,400       0     0
NETWORK ACCESS SOLUTIO Com Stk  64120S109      935,000    40,000     0      40,000        0          1,2      40,000       0     0
NETWORK APPLIANCE      Com Stk  671400505   37,980,000   480,000     0     480,000        0          1,2     480,000       0     0
NEXTEL COMMUNICATIONS  Com Stk  65332V103   24,288,428   164,111     0     164,111        0          1,2     164,111       0     0
OMNICOM                Com Stk  681919106   10,872,413   114,900     0     114,900        0          1,2     114,900       0     0
ON ASSIGNMENT          Com Stk  682159108       88,375     2,000     0       2,000        0          1,2       2,000       0     0
ONIX SYSTEMS           Com Stk  68389X105      208,539    23,333     0      23,333        0          1,2      23,333       0     0
ORACLE                 Com Stk  67088G108   53,436,802   681,266     0     681,266        0          1,2     681,266       0     0
PE CORP PE  BIOSYSTEMS Com Stk  69332S102   27,628,500   339,000     0     339,000        0          1,2     339,000       0     0
PITNEY BOWES           Com Stk  69344F106   13,545,563   310,500     0     310,500        0          1,2     310,500       0     0
PRAXAIR                Com Stk  741503106    5,950,425   143,600     0     143,600        0          1,2     143,600       0     0
PROCTER & GAMBLE       Com Stk  742718109    9,027,526   155,647     0     155,647        0          1,2     155,647       0     0
PROVIDIAN FINANCIAL    Com Stk  74406A102   21,422,475   255,600     0     255,600        0          1,2     255,600       0     0
QUALCOMM               Com Stk  747525103   25,993,904   178,979     0     178,979        0          1,2     178,979       0     0
QUANTA SERVICES        Com Stk  750917106    1,440,000    24,000     0      24,000        0          1,2      24,000       0     0
RATIONAL SOFTWARE      Com Stk  75605L104   19,196,100   277,200     0     277,200        0          1,2     277,200       0     0
RF MICRO DEVICES       Com Stk  749941100   35,217,000   270,900     0     270,900        0          1,2     270,900       0     0
RFS HOTEL INVESTORS    Com Stk  803062108      265,625    25,000     0      25,000        0          1,2      25,000       0     0
RSA SECURITY           Com Stk  749719100   23,332,200   420,400     0     420,400        0          1,2     420,400       0     0
SBC COMMUNICATIONS     Com Stk  78387G103    8,099,128   193,412     0     193,412        0          1,2     193,412       0     0
SCIENTIFIC ATLANTA     Com Stk  808655104   27,574,463   435,100     0     435,100        0          1,2     435,100       0     0
SDL                    Com Stk  784076101   39,321,000   205,600     0     205,600        0          1,2     205,600       0     0
SEPRACOR               Com Stk  817315104      246,600     3,600     0       3,600        0          1,2       3,600       0     0
SIEBEL SYSTEMS         Com Stk  826170102   33,090,500   289,000     0     289,000        0          1,2     289,000       0     0
SIPEX CORP             Com Stk  829909100      207,375     7,000     0       7,000        0          1,2       7,000       0     0
SLM HOLDINGS           Com Stk  78442A109    1,229,375    35,000     0      35,000        0          1,2      35,000       0     0
SOLECTRON              Com Stk  852061100      688,500    18,000     0      18,000        0          1,2      18,000       0     0
SPRINT                 Com Stk  834182107   12,752,166   211,874     0     211,874        0          1,2     211,874       0     0
SUN MICROSYSTEMS       Com Stk  871206108   67,873,116   728,350     0     728,350        0          1,2     728,350       0     0
TARGET                 Com Stk  8.76E+110   20,962,350   271,577     0     271,577        0          1,2     271,577       0     0
TERADYNE               Com Stk  88033G100   31,955,825   400,700     0     400,700        0          1,2     400,700       0     0
COLUMN TOTAL                               628,149,932

                             FORM 13F                             (SEC USE ONLY)

                                                  Aberdeen Asset Management PLC
-----------------------------------------------------------------------------------------------------------------------------------
Item 1                 Item 2   Item 3      Item 4       Item 5     Item 6                         Item 7   Item 8
                                                                    Investment Discretion
                                                                    ------------------------------
                                                         Shares of  (a)Sole (b)Shares              Managers Voting Authority
                       Title of CUSIP       Fair Market  Principal           as defined  (c)Shared -- See      (Shares)
Name Of Issuer         Class    Number      Value        Amount              in Instr. V Other     Instr. V (a)Sole (b)Shared(c)None
-----------------------------------------------------------------------------------------------------------------------------------
TETRA TECH             Com Stk  88162G103     1,289,063    55,000     0      55,000        0          1,2      55,000       0     0
TEXAS INSTRUMENTS      Com Stk  890333107    48,842,604   299,189     0     299,189        0          1,2     299,189       0     0
TRANSKARYOTIC THERAPY  Com Stk  893735100       120,000     2,400     0       2,400        0          1,2       2,400       0     0
TRANOCEAN SEDCO FOREX  Com Stk  900781090        98,000     2,000     0       2,000        0          1,2       2,000       0     0
TSI INTERNATIONAL      Com Stk  872879101       259,875     3,000     0       3,000        0          1,2       3,000       0     0
TYCO INTERNATIONAL     Com Stk  902124106    20,368,950   408,400     0     408,400        0          1,2     408,400       0     0
UNION PACIFIC CORP     Com Stk  907818108       289,058     7,773     0       7,773        0          1,2       7,773       0     0
UNITED TECHNOLOGIES    Com Stk  913017109       889,385    14,491     0      14,491        0          1,2      14,491       0     0
UNOCAL CORP            Com Stk  915289103     7,376,138   246,900     0     246,900        0          1,2     246,900       0     0
VANS                   Com Stk  921930103        75,000     5,000     0       5,000        0          1,2       5,000       0     0
VARCO                  Com Stk  922126107        63,750     5,000     0       5,000        0          1,2       5,000       0     0
VERISIGN               Com Stk  92343E102       288,800     1,900     0       1,900        0          1,2       1,900       0     0
VERITAS SOFTWARE       Com Stk  923436109    32,913,650   226,600     0     226,600        0          1,2     226,600       0     0
VERTICALNET            Com Stk  92532L107       135,900       900     0         900        0          1,2         900       0     0
VIATEL                 Com Stk  925529208    24,815,824   455,859     0     455,859        0          1,2     455,859       0     0
VIXEL                  Com Stk  928552108       327,500    20,000     0      20,000        0          1,2      20,000       0     0
WAL MART               Com Stk  931142103     2,608,449    44,211     0      44,211        0          1,2      44,211       0     0
WARNER LAMBERT         Com Stk  934488107    25,641,600   267,100     0     267,100        0          1,2     267,100       0     0
WATSON PHARMACEUTICAL  Com Stk  942683103       825,000    22,000     0      22,000        0          1,2      22,000       0     0
WELLS FARGO            Com Stk  949746101    13,311,994   339,700     0     339,700        0          1,2     339,700       0     0
WORLD WRESTLING FED    Com Stk  98156Q108       101,625     6,000     0       6,000        0          1,2       6,000       0     0
YAHOO                  Com Stk  984332106    21,475,650   126,700     0     126,700        0          1,2     126,700       0     0
COLUMN TOTAL                                202,117,815
GRAND TOTAL                               2,451,663,269